Expenses by nature (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses capitalized in property, plant and equipment	$ 2,300.4	$ 2,785.3	$ 2,313.8